Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Callable Commitments Amount	$ 0.5	$ 6.8
Increase (Decrease) In Callable Commitments	$ 74.1	$ 90.2